Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Accounts receivable, net

8.Accounts receivable, net

	December 31,
	2022	2023
	RMB	RMB
Accounts receivable, gross	86,543	79,975
Less: credit loss provision	(2,303)	(15,717)
Accounts receivable, net	84,240	64,258

The following table sets out movements of the credit loss provision for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	(4,449)	(2,296)	(2,303)
Current year provision	(715)	(993)	(13,888)
Current year reversal	2,868	986	474
Balance at end of the year	(2,296)	(2,303)	(15,717)